As filed with the Securities and Exchange Commission on January 21, 2005

                                                     Registration No. 333-119647

================================================================================

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.     Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)
                              -------------------

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
               (Exact Name of Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: (212)476-8800


                               Peter Eric Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                 Neuberger Berman Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:

                            Arthur C. Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                            Washington, DC 20036-1221

                       -----------------------------------
      For the new shares of Neuberger Berman Institutional Cash Fund, a series of Neuberger Berman Institutional Liquidity Series, the date of the public offering was December 30, 2004. The public offering of shares of Registrant's series is on going. The title of securities being registered is shares of beneficial interest.

      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933, as amended.

      No filing fee is due because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

      Cover Sheet

      Contents of Registration Statement on Form N-14

      Part C - Other Information

      Signature Pages

      Exhibits

      The sole purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization described in Registrant's Registration Statement on Form N-14, filed October 8, 2004, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Prospectus/Proxy Statement and Statement of Additional Information, each dated November 12, 2004, filed with the Securities and Exchange Commission under Rule 497 on November 12, 2004 and November 15, 2004, respectively, File No. 333-119647.

                                     PART C

                                OTHER INFORMATION

ITEM 15.    INDEMNIFICATION

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that "every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof...". Indemnification will not be provided to a person adjudicated by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

      Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and Institutional Liquidity Trust ("Master Trust") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of Master Trust at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to Master Trust or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of Master Trust against any liability to Master Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Master Trust.

      Section 6 of the Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management Inc. ("LBAM"), with respect to the Master Trust or any series thereof, provides that neither LBAM nor any director, officer or employee of LBAM performing services for any series of the Master Trust shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Master Trust or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.


      Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each series of the Registrant provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of this Agreement with respect to such series; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such series; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such series; provided, that NB Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management or that of its employees, agents or contractors. Before confessing any claim against it which may be subject to indemnification by a series under the Agreement, NB Management shall give such series reasonable opportunity to defend against such claim in its own name or in the name of NB Management. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

      Section 11 of the Distribution Agreement between the Registrant, on behalf of its series, and NB Management provides that NB Management shall look only to the assets of a series for the Registrant's performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933,as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Registrant also maintains Directors and Officers Insurance.



ITEM 16.    EXHIBITS

(1)     (a)   Certificate   of  Trust.   Incorporated   by   Reference  to
              Registrant's  Registration  Statement  on  Form  N-14,  File  Nos.
              333-119647 and 811-21647, filed on October 8, 2004.

        (b)   Trust  Instrument.   Incorporated  by  Reference  to  Registrant's
              Registration Statement on Form N-14, File Nos. 333-119647 and 811-21647, filed on October 8, 2004.

(2)     By-laws  of  the  Trust.   Incorporated  by  Reference  to  Registrant's
        Registration Statement on Form N-14, File Nos. 333-119647 and 811-21647, filed on October 8, 2004.

(3)     Voting trust agreement. (Not applicable)

(4) Agreement and Plan of Reorganization. Incorporated by Reference to Registrant's Prospectus/Proxy Statement filed under Rule 497, File Nos. 333-119647 and 811-21647, filed on November 12, 2004.

(5) Provisions of instruments defining the rights of holders of securities are contained in the Registrant's Trust Instrument and By-laws.

(6)     (a)   Management Agreement between Institutional Liquidity Trust and
              Neuberger  Berman  Management  Inc.  Incorporated  by Reference to
              Pre-Effective   Amendment  No.  1  to  Registrant's   Registration
              Statement,  File Nos. 333-120168 and 811-21647,  filed on December
              23, 2004.

        (b) Investment Advisory Agreement between Neuberger Berman Management Inc. and Lehman Brothers Asset Management Inc. Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 333-120168 and 811-21647, filed on December 23, 2004.

(7) Distribution Agreement between the Registrant and Neuberger Berman Management Inc. Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 333-120168 and 811-21647, filed on December 23, 2004.

(8)     Bonus,   profit   sharing,   pension  or  other  similar   contracts  or
        arrangements. (Not applicable)

(9) Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 333-120168 and 811-21647, filed on December 23, 2004.

(10)    (a)   Distribution  Plan  Pursuant  to  Rule 12b-1  under the Investment
              Company Act of 1940, as amended (the "1940 Act"). (Not applicable)

        (b)   Plan Pursuant to Rule 18f-3 under the 1940 Act.  (Not  applicable)

(11) Opinion and consent of counsel as to the legality of the shares being registered. Incorporated by Reference to Registrant's Registration Statement on Form N-14, File Nos. 333-119647 and 811-21647, filed on October 8, 2004.

(12)    Opinion of counsel regarding certain tax matters. (Filed herewith)

(13)    (a)   Transfer Agency and Service Agreement  between the Registrant,  on behalf of  Neuberger  Berman  Institutional  Cash Fund,  and State
              Street  Bank and  Trust  Company.  Incorporated  by  Reference  to
              Pre-Effective   Amendment  No.  1  to  Registrant's   Registration
              Statement,  File Nos. 333-120168 and 811-21647,  filed on December
              23, 2004.

        (b) Administration Agreement between the Registrant and Neuberger Berman Management Inc. Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 333-120168 and 811-21647, filed on December 23, 2004.

(14) Consent of Independent Registered Public Accounting Firm. Previously filed with Registrant's Registration Statement on Form N-14, File Nos. 333-119647 and 811-21647, filed on October 8, 2004.

(15)    Financial Statements omitted from Part B. (Not applicable)

(16)    Powers  of  Attorney.   Incorporated   by   Reference  to   Registrant's
        Registration Statement on Form N-14, File Nos. 333-119647 and 811-21647, filed on October 8, 2004.

(17)    Additional Exhibits.

        (a) Proxy Card. Incorporated by Reference to Registrant's Registration Statement on Form N-14, File Nos. 333-119647 and 811-21647, filed on October 8, 2004.

ITEM 17.    UNDERTAKINGS.

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Neuberger Berman Institutional Liquidity Trust, has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 14th day of January 2005.

                                NEUBERGER BERMAN INSTITUTIONAL
                                LIQUIDITY SERIES

                                By:   /s/Jack L. Rivkin
                                     -------------------------------------------
                                      Name:  Jack L. Rivkin*
                                      Title:  President and Trustee


      As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                             TITLE                      DATE
---------                             -----                      ----

                             Chairman of the Board,
                             Chief Executive Officer       January 14, 2005
/s/Peter E. Sundman                and Trustee
----------------------------
Peter E. Sundman*


/s/Jack L. Rivkin             President and Trustee        January 14, 2005
----------------------------
Jack L. Rivkin*


                             Treasurer and Principal
                             Financial and Accounting      January 14, 2005
/s/Barbara Muinos                    Officer
----------------------------
Barbara Muinos


/s/John Cannon                       Trustee               January 14, 2005
----------------------------
John Cannon*


/s/Faith Colish                      Trustee               January 14, 2005
----------------------------
Faith Colish*


/s/C. Anne Harvey                    Trustee               January 14, 2005
----------------------------

C. Anne Harvey*


/s/Barry Hirsch                      Trustee               January 14, 2005
----------------------------
Barry Hirsch*

SIGNATURE                             TITLE                      DATE
---------                             -----                      ----

/s/Robert A. Kavesh                  Trustee               January 14, 2005
----------------------------
Robert A. Kavesh*


/s/Howard A. Mileaf                  Trustee               January 14, 2005
----------------------------
Howard A. Mileaf*


/s/Edward I. O'Brien                 Trustee               January 14, 2005
----------------------------
Edward I. O'Brien*


/s/William E. Rulon                  Trustee               January 14, 2005
----------------------------
William E. Rulon*


/s/Cornelius T. Ryan                 Trustee               January 14, 2005
----------------------------
Cornelius T. Ryan*


/s/Tom Decker Seip                   Trustee               January 14, 2005
----------------------------
Tom Decker Seip*


/s/Candace L. Straight               Trustee               January 14, 2005
----------------------------
Candace L. Straight*


/s/Peter P. Trapp                    Trustee               January 14, 2005
----------------------------
Peter P. Trapp*


*Signatures affixed by Lori L. Schneider on January 14, 2004 pursuant to power of attorney, which is incorporated by reference to the Registrant's initial Registration statement, File Nos. 333-119647, filed on October 8, 2004.